COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancellable operating lease agreements

Twelve months ending December 31,	Minimum lease payment
	RMB	US$
2021	1,838	282
2022	1,432	219
2023	2,717	416
2024	2,739	420
2025 and thereafter	18,663	2,860
Total	27,389	4,197